Note O - Fair Value of Financial Instruments - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities available for sale	$ 96,490	$ 91,651
Total debt securities	19,171	20,790
Reported Value Measurement [Member]
Cash and cash equivalents	40,166	45,530
Certificates of deposit in financial institutions	1,670	1,715
Securities available for sale	96,490	91,651
Total debt securities	18,665	19,903
Restricted investments in bank stocks	7,506	6,576
Loans, net	727,202	579,104
Accrued interest receivable	2,315	1,819
Deposits	790,452	660,746
Other borrowed funds	37,085	23,946
Subordinated debentures	8,500	8,500
Accrued interest payable	513	449
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	40,166	45,530
Certificates of deposit in financial institutions	1,670	1,715
Securities available for sale	96,490	91,651
Total debt securities	19,171	20,790
Restricted investments in bank stocks
Loans, net	727,079	582,427
Accrued interest receivable	2,315	1,819
Deposits	790,916	661,135
Other borrowed funds	35,948	23,672
Subordinated debentures	5,821	5,368
Accrued interest payable	513	449
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	40,166	45,530
Certificates of deposit in financial institutions
Securities available for sale
Total debt securities
Restricted investments in bank stocks
Loans, net
Accrued interest receivable
Deposits	209,576	176,499
Other borrowed funds
Subordinated debentures
Accrued interest payable	4	4
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions	1,670	1,715
Securities available for sale	96,490	91,651
Total debt securities	9,541	9,814
Restricted investments in bank stocks
Loans, net
Accrued interest receivable	224	224
Deposits	581,340	484,636
Other borrowed funds	35,948	23,672
Subordinated debentures	5,821	5,368
Accrued interest payable	509	445
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions
Securities available for sale
Total debt securities	9,630	10,976
Restricted investments in bank stocks
Loans, net	727,079	582,427
Accrued interest receivable	2,091	1,595
Deposits
Other borrowed funds
Subordinated debentures
Accrued interest payable